Taxation - Schedule of Statutory EIT Rate and the Effective Tax Rates (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Statutory EIT Rate and the Effective Tax Rates [Abstract]
Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Effect of income tax exemptions and preferential tax rates	(5.80%)	(8.30%)	11.80%
Effect of income tax rate difference in other jurisdictions	(3.40%)	1.90%
Effect of PRC withholding tax	9.40%	1.00%
Permanent differences	(0.30%)	(3.00%)	(35.50%)
Changes in valuation allowance	(0.80%)	(9.10%)	(26.20%)
Effective tax rate	24.10%	7.50%	(24.90%)